BUSINESS COMBINATIONS - Business Acquisitions Accounted for Using Purchase Method (Details) - USD ($) $ in Thousands									12 Months Ended
	Nov. 29, 2016	Sep. 16, 2016	Jul. 29, 2016	Jun. 30, 2016	Apr. 15, 2016	Feb. 02, 2015	Jan. 16, 2015	Nov. 24, 2014	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014
Business Acquisition [Line Items]
Advances on notes receivable									$ 6,012	$ 6,994	$ 6,201
Consideration paid to retire outstanding debt									$ 92,830	$ 0	$ 0
The UBEECO Group Pty. Ltd. (Ubeeco)
Business Acquisition [Line Items]
Purchase price	$ 9,455
Acquired entity, prior year sales (in millions)	$ 20,000
Percentage of stock purchase (in hundredths)	100.00%
Intangible Assets	$ 7,313
Net Tangible Assets	$ 2,142
idX
Business Acquisition [Line Items]
Purchase price		$ 66,046
Cash received		11,337
Consideration paid to retire outstanding debt		86,294
Consideration paid for certain other obigations		6,536
Acquired entity, prior year sales (in millions)		$ 300,000
Percentage of stock purchase (in hundredths)		100.00%
Intangible Assets		$ 17,016
Net Tangible Assets		$ 49,030
Seven D Truss, L.P.
Business Acquisition [Line Items]
Purchase price			$ 1,246
Acquired entity, prior year sales (in millions)			4,000
Intangible Assets			405
Net Tangible Assets			$ 841
Idaho Western, Inc. (IWI)
Business Acquisition [Line Items]
Purchase price				$ 10,787
Purchase price, holdback				500
Acquired entity, prior year sales (in millions)				$ 21,000
Percentage of stock purchase (in hundredths)				100.00%
Intangible Assets				$ 6,817
Net Tangible Assets				$ 4,248
Packnet Ltd (“Packnet”)
Business Acquisition [Line Items]
Purchase price								$ 7,506
Advances on notes receivable								1,877
Acquired entity, prior year sales (in millions)								9,600
Intangible Assets								7,885
Net Tangible Assets								$ 1,498
Capital Components & Millwork, Inc. (CCM)
Business Acquisition [Line Items]
Purchase price					$ 1,682
Assumed liability					205
Acquired entity, prior year sales (in millions)					16,600
Intangible Assets					0
Net Tangible Assets					$ 1,887
Rapid Wood Mfg., LLC (“Rapid Wood”)
Business Acquisition [Line Items]
Purchase price						$ 1,638
Acquired entity, prior year sales (in millions)						3,500
Intangible Assets						789
Net Tangible Assets						$ 849
Integra Packaging Proprietary, Ltd (“Integra Packaging”)
Business Acquisition [Line Items]
Purchase price							$ 1,102
Acquired entity, prior year sales (in millions)							$ 7,600
Percentage of stock purchase (in hundredths)							51.94%
Intangible Assets							$ 1,406
Net Tangible Assets							715
Integra Packaging Proprietary, Ltd (“Integra Packaging”) | Parent Company
Business Acquisition [Line Items]
Intangible Assets							$ 730
Percentage of intangible assets acquired (in hundredths)							51.94%
Net Tangible Assets							$ 372
Percentage of tangible assets acquired (in hundredths)							51.94%